Note 19 - Income Taxes - Movement of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance	$ (8,498)	$ (2,921)
Deferred income tax (expense) benefit through income statement	(5,038)	(5,577)
Balance	$ (13,536)	$ (8,498)